Liquidity and Going Concern Assessment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Liquidity and Going Concern Assessment (Details) [Line Items]
Cash and cash equivalent	$ 9,811	$ 19,549		$ 25,724
Restricted cash	5,391	950		8,067
Vendor deposits	30,828	25,022		12,200
Operating income	5,800
Non-cash charges for depreciation and amortization	3,200
Cash used in operations	400	46,700
Working capital	15,900	25,900
Cash and cash equivalents		19,600
Restricted cash	5,391	950	$ 1,733	8,067
Deposits		25,000		$ 12,200
Operating loss		134,400
Non cash impairment charge		109,100
Cash Equivalents [Member]
Liquidity and Going Concern Assessment (Details) [Line Items]
Cash and cash equivalent	$ 9,800
Cash and restricted cash		$ 11,500